SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

On April 2, 2018, we entered into a 5%, unsecured promissory note (“Note”) in the principal amount of $600,000 that is due six months from the date of the loan. Proceeds from under the terms of the Note in the amount $570,000 were used by the Company to acquire additional equipment for our new extraction facility and for working capital purposes

In accordance with ASC 855-10 we have analyzed the Company’s operations subsequent to March 31, 2018 to the date these consolidated financial statements were issued, and have determined that, other than as disclosed above, we do not have any material subsequent events to disclose in these consolidated financial statements.

NOTE 20 – SUBSEQUENT EVENTS

JSJ Convertible Note

In accordance with ASC 855-10 we have analyzed the Company’s operations subsequent to December 31, 2017 to the date these consolidated financial statements were issued, and has determined that, other that as disclosed above, we do not have any material subsequent events to disclose in these consolidated financial statements.